Interest in Other Entities (Details) - Schedule of statement of cash flows - ScoutCam Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Interest in Other Entities (Details) - Schedule of statement of cash flows [Line Items]
Cash flow used in operating activities	$ (1,799)
Cash flow used in investing activities	(55)
Cash flow from financing activities	5,104
Net increase in cash and cash equivalents	$ 3,250